Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated May 8, 2018 to the
GMO Series Trust Prospectus, dated June 30, 2017

Reduction of Class PS Administration Fees

Effective May 8, 2018 (the “Effective Date”), Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce the administration fee paid by each series (each, a “Fund”) of GMO Series Trust (the “Trust”) in respect of its Class PS shares from the annual rate of 0.20% of the average daily net asset value attributable to that Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to that Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Benchmark-Free Allocation Series Fund

As of the Effective Date, the sections appearing on page 1 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Benchmark-Free Allocation Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.20%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.20%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.16%	0.16%	0.16%	0.16%
Acquired fund fees and expenses[6]	0.14%	0.14%	0.14%	0.14%
Total annual fund operating expenses	1.25%	1.10%	1.00%	1.15%
Expense reimbursement[7]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	1.24%	1.09%	0.99%	1.04%

1 These amounts are paid to and retained by GMO Benchmark-Free Allocation Fund (“BFAF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The information in this table and in the Example below reflects the expenses of both the Fund and BFAF.

3 The amount reflects the management fee paid by BFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by BFAF.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 These indirect expenses include net expenses borne by BFAF as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, less than 0.01% of interest expense, 0.04% of dividend expenses on short sales, and 0.09% of purchase premium and redemption fees paid by BFAF to the underlying funds.

7 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both BFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class R4	$167	$479	$814	$1,762	$146	$457	$791	$1,734
Class R5	$152	$433	$735	$1,595	$131	$411	$711	$1,566
Class R6	$142	$402	$682	$1,482	$121	$379	$658	$1,453
Class PS	$147	$439	$752	$1,642	$126	$416	$728	$1,614

GMO Global Asset Allocation Series Fund

As of the Effective Date, the sections appearing on page 7 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Global Asset Allocation Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.15%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.15%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.00%	0.00%	0.00%	0.00%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.01%	0.01%	0.01%	0.01%
Acquired fund fees and expenses[6]	0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses	0.89%	0.74%	0.64%	0.79%
Expense reimbursement[7]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	0.88%	0.73%	0.63%	0.68%

1 These amounts are paid to and retained by GMO Global Asset Allocation Fund (“GAAF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The information in this table and in the Example below reflects the expenses of both the Fund and GAAF.

3 Neither the Fund nor GAAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GAAF invests.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.48%, less than 0.01%, and 0.10%, respectively.

7 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class R4	$120	$327	$551	$1,196	$105	$310	$533	$1,173
Class R5	$105	$280	$470	$1,019	$89	$263	$452	$997
Class R6	$95	$249	$416	$900	$79	$232	$397	$878
Class PS	$100	$286	$487	$1,069	$84	$269	$469	$1,047

GMO SGM Major Markets Series Fund

As of the Effective Date, the sections appearing on page 13 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO SGM Major Markets Series Fund are replaced with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses1

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[2]	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fee[3]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[4]
Other expenses	0.16%	0.16%	0.16%	0.16%
Acquired fund fees and expenses[5]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.32%	1.17%	1.07%	1.22%
Expense reimbursement[6]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	1.31%	1.16%	1.06%	1.11%

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO SGM Major Markets Fund (“SGM”), the underlying fund in which the Fund invests.

2 The amount reflects the management fee paid by SGM. The Fund does not charge a management fee, but indirectly bears the management fee paid by SGM.

3 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

4 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

5 These indirect expenses include net expenses borne by SGM as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses.

6 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both SGM and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class R4	$133	$439
Class R5	$118	$392
Class R6	$108	$361
Class PS	$113	$398

GMO Global Equity Allocation Series Fund

As of the Effective Date, the sections appearing on page 19 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Global Equity Allocation Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.18%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.18%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.00%	0.00%	0.00%	0.00%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.03%	0.03%	0.03%	0.03%
Acquired fund fees and expenses[6]	0.68%	0.68%	0.68%	0.68%
Total annual fund operating expenses	1.01%	0.86%	0.76%	0.91%
Expense reimbursement[7]	(0.03%)	(0.03%)	(0.03%)	(0.13%)
Total annual fund operating expenses after expense reimbursement	0.98%	0.83%	0.73%	0.78%

1 These amounts are paid to and retained by GMO Global Equity Allocation Fund (“GEAF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The information in this table and in the Example below reflects the expenses of both the Fund and GEAF.

3 Neither the Fund nor GEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GEAF invests.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.58% and 0.10%, respectively.

7 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both GEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class R4	$136	$367	$616	$1,329	$118	$347	$594	$1,303
Class R5	$121	$320	$535	$1,155	$103	$300	$513	$1,128
Class R6	$111	$289	$481	$1,038	$92	$268	$459	$1,010
Class PS	$116	$326	$552	$1,204	$98	$305	$530	$1,178

GMO Quality Series Fund

As of the Effective Date, the sections appearing on page 24 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Quality Series Fund are replaced with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses1

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[2]	0.33%	0.33%	0.33%	0.33%
Distribution and service (12b-1) fee[3]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[4]
Other expenses	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.79%	0.64%	0.54%	0.69%
Expense reimbursement[5]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	0.78%	0.63%	0.53%	0.58%

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Quality Fund (“Quality Fund”), the underlying fund in which the Fund invests.

2 The amount reflects the management fee paid by Quality Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Quality Fund.

3 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

4 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

5 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Quality Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class R4	$80	$256
Class R5	$64	$208
Class R6	$54	$176
Class PS	$59	$214

GMO International Equity Allocation Series Fund

As of the Effective Date, the sections appearing on page 29 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO International Equity Allocations Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.25%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.00%	0.00%	0.00%	0.00%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.00%	0.00%	0.00%	0.00%
Acquired fund fees and expenses[6]	0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses	1.08%	0.93%	0.83%	0.98%
Expense reimbursement[7]	(0.00%)	(0.00%)	(0.00%)	(0.10%)
Total annual fund operating expenses after expense reimbursement	1.08%	0.93%	0.83%	0.88%

1 These amounts are paid to and retained by GMO International Equity Allocation Fund (“IEAF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The information in this table and in the Example below reflects the expenses of both the Fund and IEAF.

3 Neither the Fund nor IEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IEAF invests.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.69% and 0.09%, respectively.

7 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both IEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class R4	$161	$408	$675	$1,439	$135	$380	$645	$1,402
Class R5	$146	$362	$595	$1,266	$120	$334	$565	$1,230
Class R6	$135	$330	$541	$1,150	$110	$302	$511	$1,113
Class PS	$141	$367	$612	$1,315	$115	$339	$582	$1,278

GMO International Developed Equity Allocation Series Fund

As of the Effective Date, the sections appearing on page 34 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO International Developed Equity Allocation Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.08%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.08%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.00%	0.00%	0.00%	0.00%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.09%	0.09%	0.09%	0.09%
Acquired fund fees and expenses[6]	0.68%	0.68%	0.68%	0.68%
Total annual fund operating expenses	1.07%	0.92%	0.82%	0.97%
Expense reimbursement[7]	(0.09%)	(0.09%)	(0.09%)	(0.19%)
Total annual fund operating expenses after expense reimbursement	0.98%	0.83%	0.73%	0.78%

1 These amounts are paid to and retained by GMO International Developed Equity Allocation Fund (“IDEAF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The information in this table and in the Example below reflects the expenses of both the Fund and IDEAF.

3 Neither the Fund nor IDEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IDEAF invests.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.62% and 0.06%, respectively.

7 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both IDEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class R4	$116	$361	$625	$1,380	$108	$352	$615	$1,368
Class R5	$101	$314	$544	$1,207	$93	$305	$535	$1,195
Class R6	$91	$283	$490	$1,090	$82	$273	$481	$1,078
Class PS	$96	$320	$562	$1,256	$88	$311	$552	$1,244

GMO U.S. Equity Series Fund

(formerly known as GMO U.S. Equity Allocation Series Fund)

As of the Effective Date, the sections appearing on page 44 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO U.S. Equity Series Fund are replaced with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses1

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[2]	0.31%	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee[3]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[4]
Other expenses	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.77%	0.62%	0.52%	0.67%
Expense reimbursement[5]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	0.76%	0.61%	0.51%	0.56%

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Equity Fund (“USEF”), the underlying fund in which the Fund invests.

2 The amount reflects the management fee paid by USEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USEF.

3 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

4 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

5 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both USEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class R4	$78	$251
Class R5	$62	$204
Class R6	$52	$172
Class PS	$57	$210

GMO Emerging Markets Series Fund

(formerly known as GMO Emerging Countries Series Fund)

As of the Effective Date, the sections appearing on page 49 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Emerging Markets Series Fund are replaced with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.80%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.80%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.24%	0.24%	0.24%	0.24%
Acquired fund fees and expenses[6]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.30%	1.15%	1.05%	1.20%
Expense reimbursement[7]	(0.06%)	(0.06%)	(0.06%)	(0.16%)
Total annual fund operating expenses after expense reimbursement	1.24%	1.09%	0.99%	1.04%

1 These amounts are paid to and retained by GMO Emerging Markets Fund (“EMF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The information in this table and in the Example below has been restated to reflect current fees based on the Fund’s investment in EMF and includes the fees and expenses of both the Fund and EMF.

3 The amount reflects the management fee paid by EMF. The Fund does not charge a management fee, but indirectly bears the management fee paid by EMF. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce its management fee paid by EMF to 0.65% through June 30, 2018. This reduction may not be terminated prior to this date without the action or consent of the GMO Trust Board of Trustees.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 These indirect expenses include commissions paid to brokers by EMF for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and less than 0.01%, respectively.

7 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both EMF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class R4	$288	$582	$898	$1,795	$205	$493	$803	$1,681
Class R5	$273	$536	$820	$1,629	$190	$447	$724	$1,513
Class R6	$263	$505	$767	$1,516	$180	$416	$671	$1,400
Class PS	$268	$542	$836	$1,676	$185	$453	$741	$1,561

GMO Core Plus Bond Series Fund

As of the Effective Date, the sections appearing on page 54 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Core Plus Bond Series Fund are replaced with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses1

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[2]	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee[3]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[4]
Other expenses	0.16%	0.16%	0.16%	0.16%
Acquired fund fees and expenses[5]	0.36%	0.36%	0.36%	0.36%
Total annual fund operating expenses	1.07%	0.92%	0.82%	0.97%
Expense reimbursement[6]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	1.06%	0.91%	0.81%	0.86%

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Core Plus Bond Fund (“Core Plus Bond Fund”), the underlying fund in which the Fund invests.

2 The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.

3 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

4 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

5 These indirect expenses include net expenses borne by Core Plus Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.04% of net indirect operating expenses, less than 0.01% of interest expense and 0.32% of indirect transaction fees.

6 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class R4	$108	$414
Class R5	$93	$367
Class R6	$83	$336
Class PS	$88	$373

GMO Emerging Country Debt Series Fund

As of the Effective Date, the sections appearing on page 60 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Emerging Country Debt Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.75%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.75%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	0.85%	0.70%	0.60%	0.75%
Expense reimbursement[6]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	0.84%	0.69%	0.59%	0.64%

1 These amounts are paid to and retained by GMO Emerging Country Debt Fund (“ECDF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and ECDF.

3 The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class R4	$238	$427	$160	$343
Class R5	$223	$381	$145	$296
Class R6	$213	$349	$135	$265
Class PS	$218	$386	$140	$302

Management of the Trust

As of the Effective Date, the first sentence of the first paragraph of the section beginning on page 83 of the Prospectus captioned “Administration Fees” is replaced in its entirety with the following:

Pursuant to an administration agreement between the Trust and GMO (the “Administration Agreement”), each Fund pays GMO an administration fee at a maximum annual rate of 0.20% of that Fund’s average daily net asset value; provided that if a Fund invests substantially all of its assets in Class III shares of an Institutional Fund, such fee in respect of Class R4, Class R5 and Class R6 shares shall be reduced to an annual rate of 0.05%; and provided further that if a Fund invests substantially all of its assets in a class of shares of an Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. In addition, GMO has contractually agreed to reduce the administration fee paid by that Fund in respect of its Class PS shares to the annual rate of 0.10%. The fee reduction in respect to Class PS shares will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated May 8, 2018 to the
GMO Series Trust Prospectus, dated December 6, 2017

Reduction of Class PS Administration Fees

Effective May 8, 2018 (the “Effective Date”), Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce the administration fee paid by Climate Change Series Fund and Resources Series Fund (each, a “Fund”) of GMO Series Trust (the “Trust”) in respect of its Class PS shares from the annual rate of 0.20% of the average daily net asset value attributable to that Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to that Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

GMO Climate Change Series Fund

As of the Effective Date, the sections appearing on page 2 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Climate Change Series Fund are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses1

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[2]	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fee[3]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[4]
Other expenses	0.32%	0.32%	0.32%	0.32%
Total annual fund operating expenses	1.22%	1.07%	0.97%	1.12%
Expense reimbursement[5]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	1.21%	1.06%	0.96%	1.01%

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Climate Change Fund (“Climate Change Fund”), the underlying fund in which the Fund invests.

2 The amount reflects the management fee paid by Climate Change Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Climate Change Fund. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce Climate Change Fund’s management fee by 0.15% through June 30, 2018. This reduction may not be terminated prior to such date without the action or consent of Climate Change Fund’s Board of Trustees. In addition, GMO has voluntarily extended this reduction through December 31, 2018. GMO does not expect the 0.15% reduction of its management fee to continue beyond December 31, 2018.

3 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

4 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

5 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least December 6, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Climate Change Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class R4	$123	$422
Class R5	$108	$376
Class R6	$98	$344
Class PS	$103	$381

GMO Resources Series Fund

As of the Effective Date, the sections appearing on page 8 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Resources Series Fund are replaced with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.30%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.30%[1]

Annual Fund operating expenses2

(expenses that you bear each year as a percentage of the value of your investment)

	Class R4	Class R5	Class R6	Class PS
Management fee[3]	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee[4]	0.25%	0.10%	None	None
Administration fee	0.05%	0.05%	0.05%	0.20%[5]
Other expenses	0.28%	0.28%	0.28%	0.28%
Total annual fund operating expenses	1.08%	0.93%	0.83%	0.98%
Expense reimbursement[6]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	1.07%	0.92%	0.82%	0.87%

1 These amounts are paid to and retained by GMO Resources Fund (“Resources Fund”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and Resources Fund.

3 The amount reflects the management fee paid by Resources Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Resources Fund.

4 Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.

5 Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

6 GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least December 6, 2018, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Resources Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class R4	$170	$426	$139	$393
Class R5	$155	$380	$124	$346
Class R6	$145	$348	$113	$315
Class PS	$150	$385	$119	$352

Management of the Trust

As of the Effective Date, the first sentence of the first paragraph of the section beginning on page 31 of the Prospectus captioned “Administration Fees” is replaced in its entirety with the following:

Pursuant to an administration agreement between the Trust and GMO (the “Administration Agreement”), each Fund pays GMO an administration fee at a maximum annual rate of 0.20% of that Fund’s average daily net asset value; provided that if a Fund invests substantially all of its assets in Class III shares of an Institutional Fund, such fee in respect of Class R4, Class R5 and Class R6 shares shall be reduced to an annual rate of 0.05%; and provided further that if a Fund invests substantially all of its assets in a class of shares of an Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. In addition, GMO has contractually agreed to reduce the administration fee paid by that Fund in respect of its Class PS shares to the annual rate of 0.10%. The fee reduction in respect to Class PS shares will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated May 8, 2018 to the GMO Series Trust
Statement of Additional Information, dated June 30, 2017, as revised December 6, 2017

Reduction of Class PS Administration Fees

Effective May 8, 2018 (the “Effective Date”), Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce the administration fee paid by each series (each, a “Fund”) of GMO Series Trust (the “Trust”) in respect of its Class PS shares from the annual rate of 0.20% of the average daily net asset value attributable to that Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to that Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

As of the Effective Date, the first paragraph of the section beginning on page 129 of the Statement of Additional Information captioned “Investment Advisory and Other Services—Administration Arrangements” is replaced in its entirety with the following:

As disclosed in the Prospectus, pursuant to the terms of an administration agreement with the Funds (the “Administration Agreement”), each Fund pays GMO an administration fee equal to 0.20% per annum of that Fund’s average daily net asset value for providing and/or procuring administration, recordkeeping, and various other services, provided that if a Fund invests substantially all of its assets in Class III shares of an Institutional Fund, such fee in respect of Class R4, Class R5 and Class R6 shares shall be reduced to the annual rate of 0.05%, and provided further that if a Fund invests substantially all of its assets in a class of shares of an Institutional Fund other than Class III shares, such fee rate in respect of Class R4, Class R5 and Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Institutional Fund. In addition, GMO has contractually agreed to reduce the administration fee paid by that Fund in respect of its Class PS shares to the annual rate of 0.10%. The fee reduction in respect to Class PS shares will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO may contract with third parties for the provision of certain administrative services.

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